Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Effective income tax rate	19.00%	18.20%	(1.80%)
U.S. federal income tax at statutory rate (as a percent)	21.00%	21.00%	21.00%
Tax deconsolidation and separation costs	$ (104,000,000)	$ 0	$ 0
Reclassifications from accumulated other comprehensive income	84,000,000	108,000,000	100,000,000
Noncontrolling interest	(67,000,000)	(197,000,000)	(47,000,000)
Dividends received deduction	36,000,000	37,000,000	39,000,000
Uncertain tax positions	2,000,000	(69,000,000)	17,000,000
Federal operating loss carryforward	459,000,000
State and local income taxes	9,000,000	105,000,000	(4,000,000)
Valuation allowance	157,000,000	26,000,000	(4,000,000)
Deferred tax asset valuation allowance recognized	(24,000,000)
Valuation allowance related to certain tax attribute carryforward	151,000,000
Unrecognized tax benefits, excluding interest and penalties	20,000,000	18,000,000	917,000,000	$ 1,173,000,000
Unrecognized tax benefits, period decrease		846,000,000
Unrecognized tax benefits that would not impact effective tax rate			10,000,000
Unrecognized tax benefits that would impact effective tax rate	20,000,000	18,000,000	907,000,000
Accrued liabilities	0	0	52,000,000
Unrecognized tax benefits, interest net of the federal (benefit) expense and penalties	$ 0	(26,000,000)	$ 2,000,000
Corebridge
Valuation Allowance [Line Items]
Unrecognized tax benefits, period decrease		26,000,000
Corebridge Financial Inc
Valuation Allowance [Line Items]
Noncontrolling interest ownership percentage	77.70%
Corebridge Financial Inc | Maximum
Valuation Allowance [Line Items]
Noncontrolling interest ownership percentage	80.00%
Initial Public Offering
Valuation Allowance [Line Items]
Deferred tax asset valuation allowance recognized	$ 133,000,000
U.S.. Life Insurance Companies
Valuation Allowance [Line Items]
Deferred tax asset valuation allowance recognized	1,400,000,000
Tax Credit Carryforward
Valuation Allowance [Line Items]
Valuation allowance		$ 18,000,000
Tax Deconsolidation
Valuation Allowance [Line Items]
Valuation allowance	$ 157,000,000